Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
Note 9:	Income Taxes

The provision for income taxes includes these components:

	2015	2014
	(In thousands)

Taxes currently payable	$1,509	$803
Deferred income taxes (benefit)	(175)	120

Income tax expense	$1,334	$923

A reconciliation of income tax expense at the statutory rate to the Company’s actual income tax expense is shown below:

	2015	2014
	(In thousands)

Computed at the statutory rate (34%)	$1,550	$1,215
(Decrease) increase resulting from
Tax exempt interest	(66)	(100)
Earnings on bank-owned life insurance - net	(159)	(157)
Other	9	(35)

Actual tax expense	$1,334	$923

The tax effects of temporary differences related to deferred taxes shown on the balance sheets were:

	2015	2014
	(In thousands)

Deferred tax assets
Allowance for loan losses	$372	$305
Stock based compensation	366	373
Allowance for losses on foreclosed real estate	82	104
Deferred compensation	760	748
Intangible assets	143	138
Non-accrual loan interest	47	38
Unrealized losses on securities available for sale	5	––

Total deferred tax assets	1,775	1,706

Deferred tax liabilities
Depreciation	(109)	(256)
Deferred loan costs, net	(180)	(205)
Accretion	(2)	(2)
FHLB stock dividends	(510)	(510)
Mortgage servicing rights	(20)	(25)
Employee benefit expense	(162)	(195)
Unrealized gains on securities available for sale	––	(20)

Total deferred tax liabilities	(983)	(1,213)

Net deferred tax asset	$792	$493